Intangible assets (Details Narrative) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ARS ($)	Jun. 30, 2025 ARS ($)
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge		$ 697	$ 93
Costs [Member]
Statement [Line Items]
Amortization charge	$ 2,138		2,569
Selling Expenses [Member]
Statement [Line Items]
Amortization charge		$ 17	$ 20